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American Mutual Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

October 14, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Mutual Fund, Inc.
File Nos. 811-00572 and 002-10607

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 122 to the Registration Statement under the Securities Act of 1933 and Amendment No. 42 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company.  This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933.  We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on January 1, 2010.  Thank you very much for your assistance.  If you have any questions, please do not hesitate to contact me at (213) 486-9422 or Katherine Newhall at (213) 615-0108.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti

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